Revenue	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue

12. Revenue

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	($)	($)	($)
Borborema	3,631	2,459	74
Borden	989	636	520
Canadian Malartic	218	1,855	709
Côté Gold	4,232	1,145	—
Cozamin	1,349	1,159	438
Vareš	3,224	893	—
Others	1,967	1,956	1,307
	15,610	10,103	3,048

For the years ended December 31, 2025, others consist of land agreement proceeds not credited against other mineral interests of $1,052 (2024: $523) and advance mineral royalty payment received of $581 (2024: $1,422).

For the year ended December 31, 2023, others consist of royalty income from the Isabella Pearl Mine, advance mineral royalty of $572 and land agreement proceeds not credited against other mineral interests of and $438.

During the year ended December 31, 2025, others also reflect the recognition of $326 in revenue in respect of royalties payable for prior periods after Nevada Select Royalty, Inc. received a favorable judgment in a previously announced dispute with the operator of the Jerritt Canyon Mine regarding its per tonne royalty interest.